LOANS, NET - Gross balance of loan portfolio (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 109,960,624
Write-offs			S/ (1,426,201)
Balances at the end of the period	114,807,958	S/ 109,960,624
Stage 1 [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	961,784
Transfer to Stage 2	(54,290)
Transfer to Stage 3	(140,366)
Transfer from Stage 2	197,124
Transfer from Stage 3	42,132
Transfers between classes of loans	0
Change in PDs, LGDs, EADs	206,702
New loans, liquidation and write-offs, net	(125,447)
Sale of loan portfolio	0
Exchange differences and others	(15,259)
Acquisition of business	28,387
Balances at the end of the period	1,100,767	961,784
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	113,208,189	105,552,681
Transfer to Stage 2	(2,698,325)	(3,900,592)
Transfer to Stage 3	(1,451,648)	(876,697)
Transfer from Stage 2	2,846,034	1,825,529
Transfer from Stage 3	57,325	65,218
Transfers between classes of loans	0	0
New loans, liquidation and write-offs, net	7,522,298	9,671,447
Sale of loan portfolio	0	0
Exchange differences and others	(386,694)	870,603
Acquisition of business	649,278
Balances at the end of the period	119,746,457	113,208,189	105,552,681
Stage 2 [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	938,531
Transfer to Stage 1	(197,124)
Transfer to Stage 3	(112,694)
Transfer from Stage 1	54,290
Transfer from Stage 3	36,108
Change in PDs, LGDs, EADs	501,077
New loans, liquidation and write-offs, net	(276,853)
Exchange differences and others	(567)
Acquisition of business	12,442
Balances at the end of the period	955,210	938,531
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	12,177,920	7,870,109
Transfer to Stage 1	(2,846,034)	(1,825,529)
Transfer to Stage 3	(899,533)	(834,918)
Transfer from Stage 1	2,698,325	3,900,592
Transfer from Stage 3	42,861	56,100
Transfers between classes of loans		0
New loans, liquidation and write-offs, net	(1,473,674)	2,917,428
Sale of loan portfolio	0	0
Exchange differences and others	(21,777)	94,138
Acquisition of business	33,754
Balances at the end of the period	9,711,842	12,177,920	7,870,109
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	6,316,754	6,243,717
Transfer to Stage 1	(57,325)	(65,218)
Transfer to Stage 2	(42,861)	(56,100)
Transfer from Stage 1	1,451,648	876,697
Transfer from Stage 2	899,533	834,918
Transfers between classes of loans	0	0
New loans, liquidation and write-offs, net	(1,512,779)	(1,373,426)
Sale of loan portfolio	(151,781)	(197,623)
Exchange differences and others	(24,200)	53,789
Acquisition of business	86,927
Balances at the end of the period	6,965,916	6,316,754	6,243,717
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	3,414,216
Transfer to Stage 1	(42,132)
Transfer to Stage 2	(36,108)
Transfer from Stage 1	140,366
Transfer from Stage 2	112,694
Change in PDs, LGDs, EADs	1,060,640
New loans, liquidation and write-offs, net	(1,088,947)
Sale of loan portfolio	(111,312)
Exchange differences and others	(74,909)
Acquisition of business	77,274
Balances at the end of the period	3,451,782	3,414,216
Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	5,314,531
New loans and liquidation, net	331,672
Change in PDs, LGDs, EADs	1,768,419
Write-offs	(1,822,919)
Sale of loan portfolio	(111,312)
Exchange differences and others	(90,735)
Acquisition of business	118,103
Balances at the end of the period	5,507,759	5,314,531
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	131,702,863	119,666,507
Transfers between classes of loans		0
New loans and liquidation, net	6,359,302	12,756,614
Write-offs	(1,823,457)	(1,541,165)
Sale of loan portfolio	(151,781)	(197,623)
Exchange differences and others	(432,671)	1,018,530
Acquisition of business	769,959
Balances at the end of the period	136,424,215	131,702,863	119,666,507
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	63,609,988
Write-offs			(217,160)
Balances at the end of the period	63,097,073	63,609,988
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	74,210,068	70,538,767
Transfer to Stage 2	(1,157,585)	(2,216,860)
Transfer to Stage 3	(569,032)	(187,558)
Transfer from Stage 2	1,511,304	807,179
Transfer from Stage 3	13,724	18,884
Transfers between classes of loans	370,433	379,440
New loans, liquidation and write-offs, net	1,608,096	4,176,547
Sale of loan portfolio	0	0
Exchange differences and others	(312,259)	693,669
Acquisition of business	163,499
Balances at the end of the period	75,838,248	74,210,068	70,538,767
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	311,767
Transfer to Stage 2	(11,258)
Transfer to Stage 3	(9,281)
Transfer from Stage 2	41,033
Transfer from Stage 3	9,492
Transfers between classes of loans	4,886
Change in PDs, LGDs, EADs	10,982
New loans, liquidation and write-offs, net	36,768
Sale of loan portfolio	0
Exchange differences and others	(8,834)
Acquisition of business	3,130
Balances at the end of the period	388,685	311,767
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	7,530,106	3,549,605
Transfer to Stage 1	(1,511,304)	(807,179)
Transfer to Stage 3	(381,261)	(306,268)
Transfer from Stage 1	1,157,585	2,216,860
Transfer from Stage 3	8,894	16,587
Transfers between classes of loans	54,299	45,734
New loans, liquidation and write-offs, net	(1,960,025)	2,764,890
Sale of loan portfolio	0	0
Exchange differences and others	(20,022)	49,877
Acquisition of business	4,767
Balances at the end of the period	4,883,039	7,530,106	3,549,605
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	151,999
Transfer to Stage 1	(41,033)
Transfer to Stage 3	(21,988)
Transfer from Stage 1	11,258
Transfer from Stage 3	6,102
Transfers between classes of loans	994
Change in PDs, LGDs, EADs	62,277
New loans, liquidation and write-offs, net	(4,601)
Exchange differences and others	(511)
Acquisition of business	1,638
Balances at the end of the period	166,135	151,999
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	3,398,900	3,253,560
Transfer to Stage 1	(13,724)	(18,884)
Transfer to Stage 2	(8,894)	(16,587)
Transfer from Stage 1	569,032	187,558
Transfer from Stage 2	381,261	306,268
Transfers between classes of loans	(33,193)	(33,127)
New loans, liquidation and write-offs, net	(446,188)	(258,918)
Sale of loan portfolio	(72,219)	(57,956)
Exchange differences and others	(18,719)	36,986
Acquisition of business	15,161
Balances at the end of the period	3,771,417	3,398,900	3,253,560
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,355,363
Transfer to Stage 1	(9,492)
Transfer to Stage 2	(6,102)
Transfer from Stage 1	9,281
Transfer from Stage 2	21,988
Transfers between classes of loans	(33,973)
Change in PDs, LGDs, EADs	301,493
New loans, liquidation and write-offs, net	(275,028)
Sale of loan portfolio	(55,783)
Exchange differences and others	(6,348)
Acquisition of business	13,828
Balances at the end of the period	1,315,227	1,355,363
Commercial loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,819,129
Transfers between classes of loans	(28,093)
New loans and liquidation, net	(61,341)
Change in PDs, LGDs, EADs	374,752
Write-offs	(181,520)
Sale of loan portfolio	(55,783)
Exchange differences and others	(15,693)
Acquisition of business	18,596
Balances at the end of the period	1,870,047	1,819,129
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	85,139,074	77,341,932
Transfers between classes of loans	391,539	392,047
New loans and liquidation, net	(622,356)	6,797,559
Write-offs	(175,761)	(115,040)
Sale of loan portfolio	(72,219)	(57,956)
Exchange differences and others	(351,000)	780,532
Acquisition of business	183,427
Balances at the end of the period	84,492,704	85,139,074	77,341,932
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Write-offs			(10,662)
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	16,049,110	14,119,221
Transfer to Stage 2	(411,622)	(416,937)
Transfer to Stage 3	(135,231)	(159,561)
Transfer from Stage 2	315,586	151,660
Transfer from Stage 3	12,980	11,333
Transfers between classes of loans	2,633	14,782
New loans, liquidation and write-offs, net	2,108,051	2,216,316
Sale of loan portfolio	0	0
Exchange differences and others	(64,077)	112,296
Acquisition of business	25,598
Balances at the end of the period	17,903,028	16,049,110	14,119,221
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	31,479
Transfer to Stage 2	(2,069)
Transfer to Stage 3	(726)
Transfer from Stage 2	7,857
Transfer from Stage 3	6,178
Transfers between classes of loans	134
Change in PDs, LGDs, EADs	(11,675)
New loans, liquidation and write-offs, net	6,850
Sale of loan portfolio	0
Exchange differences and others	(490)
Acquisition of business	547
Balances at the end of the period	38,085	31,479
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	762,549	569,685
Transfer to Stage 1	(315,586)	(151,660)
Transfer to Stage 3	(142,954)	(123,255)
Transfer from Stage 1	411,622	416,937
Transfer from Stage 3	4,840	6,586
Transfers between classes of loans	155	240
New loans, liquidation and write-offs, net	59,553	942
Sale of loan portfolio	0	0
Exchange differences and others	(1,813)	43,074
Acquisition of business	336
Balances at the end of the period	778,702	762,549	569,685
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	22,404
Transfer to Stage 1	(7,857)
Transfer to Stage 3	(4,562)
Transfer from Stage 1	2,069
Transfer from Stage 3	2,434
Transfers between classes of loans	42
Change in PDs, LGDs, EADs	8,409
New loans, liquidation and write-offs, net	2,780
Exchange differences and others	(100)
Acquisition of business	65
Balances at the end of the period	25,684	22,404
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	959,033	862,645
Transfer to Stage 1	(12,980)	(11,333)
Transfer to Stage 2	(4,840)	(6,586)
Transfer from Stage 1	135,231	159,561
Transfer from Stage 2	142,954	123,255
Transfers between classes of loans	0	353
New loans, liquidation and write-offs, net	(179,012)	(128,110)
Sale of loan portfolio	(41,080)	(49,908)
Exchange differences and others	(4,634)	9,156
Acquisition of business	319
Balances at the end of the period	994,991	959,033	862,645
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	470,286
Transfer to Stage 1	(6,178)
Transfer to Stage 2	(2,434)
Transfer from Stage 1	726
Transfer from Stage 2	4,562
Change in PDs, LGDs, EADs	146,860
New loans, liquidation and write-offs, net	(101,740)
Sale of loan portfolio	(24,319)
Exchange differences and others	(15,245)
Acquisition of business	193
Balances at the end of the period	472,711	470,286
Residential mortgage loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	524,169
Transfers between classes of loans	176
New loans and liquidation, net	(49,190)
Change in PDs, LGDs, EADs	143,594
Write-offs	(42,920)
Sale of loan portfolio	(24,319)
Exchange differences and others	(15,835)
Acquisition of business	805
Balances at the end of the period	536,480	524,169
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	17,770,692	15,551,551
Transfers between classes of loans	2,788	15,375
New loans and liquidation, net	2,028,601	2,100,819
Write-offs	(40,009)	(11,671)
Sale of loan portfolio	(41,080)	(49,908)
Exchange differences and others	(70,524)	164,526
Acquisition of business	26,253
Balances at the end of the period	19,676,721	17,770,692	15,551,551
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Write-offs			(437,594)
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	12,236,140	11,561,250
Transfer to Stage 2	(504,971)	(612,647)
Transfer to Stage 3	(440,088)	(325,773)
Transfer from Stage 2	491,781	412,930
Transfer from Stage 3	12,896	13,543
Transfers between classes of loans	(355,466)	(360,158)
New loans, liquidation and write-offs, net	1,973,561	1,512,206
Sale of loan portfolio	0	0
Exchange differences and others	(462)	34,789
Acquisition of business	368,932
Balances at the end of the period	13,782,323	12,236,140	11,561,250
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	342,519
Transfer to Stage 2	(22,272)
Transfer to Stage 3	(49,368)
Transfer from Stage 2	57,319
Transfer from Stage 3	9,631
Transfers between classes of loans	(6,511)
Change in PDs, LGDs, EADs	149,468
New loans, liquidation and write-offs, net	(71,852)
Sale of loan portfolio	0
Exchange differences and others	(5,759)
Acquisition of business	22,467
Balances at the end of the period	425,642	342,519
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,965,061	1,986,325
Transfer to Stage 1	(491,781)	(412,930)
Transfer to Stage 3	(208,610)	(205,492)
Transfer from Stage 1	504,971	612,647
Transfer from Stage 3	6,320	8,582
Transfers between classes of loans	(53,193)	(45,172)
New loans, liquidation and write-offs, net	95,835	20,395
Sale of loan portfolio	0	0
Exchange differences and others	(311)	706
Acquisition of business	21,305
Balances at the end of the period	1,839,597	1,965,061	1,986,325
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	263,593
Transfer to Stage 1	(57,319)
Transfer to Stage 3	(43,113)
Transfer from Stage 1	22,272
Transfer from Stage 3	5,576
Transfers between classes of loans	(956)
Change in PDs, LGDs, EADs	172,546
New loans, liquidation and write-offs, net	(121,662)
Exchange differences and others	63
Acquisition of business	8,960
Balances at the end of the period	249,960	263,593
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,257,956	1,295,025
Transfer to Stage 1	(12,896)	(13,543)
Transfer to Stage 2	(6,320)	(8,582)
Transfer from Stage 1	440,088	325,773
Transfer from Stage 2	208,610	205,492
Transfers between classes of loans	32,745	32,923
New loans, liquidation and write-offs, net	(591,241)	(509,009)
Sale of loan portfolio	(33,262)	(75,916)
Exchange differences and others	(366)	5,793
Acquisition of business	55,544
Balances at the end of the period	1,350,858	1,257,956	1,295,025
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	979,292
Transfer to Stage 1	(9,631)
Transfer to Stage 2	(5,576)
Transfer from Stage 1	49,368
Transfer from Stage 2	43,113
Transfers between classes of loans	32,878
Change in PDs, LGDs, EADs	327,884
New loans, liquidation and write-offs, net	(457,093)
Sale of loan portfolio	(27,267)
Exchange differences and others	(22,688)
Acquisition of business	50,605
Balances at the end of the period	960,885	979,292
Micro-business loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,585,404
Transfers between classes of loans	25,411
New loans and liquidation, net	166,279
Change in PDs, LGDs, EADs	649,898
Write-offs	(816,886)
Sale of loan portfolio	(27,267)
Exchange differences and others	(28,384)
Acquisition of business	82,032
Balances at the end of the period	1,636,487	1,585,404
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	15,459,157	14,842,600
Transfers between classes of loans	(375,914)	(372,407)
New loans and liquidation, net	2,295,045	1,690,098
Write-offs	(816,890)	(666,506)
Sale of loan portfolio	(33,262)	(75,916)
Exchange differences and others	(1,139)	41,288
Acquisition of business	445,781
Balances at the end of the period	16,972,778	15,459,157	14,842,600
Consumer loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	13,326,489
Write-offs			(760,785)
Balances at the end of the period	15,281,239	13,326,489
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	10,712,871	9,333,443
Transfer to Stage 2	(624,147)	(654,148)
Transfer to Stage 3	(307,297)	(203,805)
Transfer from Stage 2	527,363	453,760
Transfer from Stage 3	17,725	21,458
Transfers between classes of loans	(17,600)	(34,064)
New loans, liquidation and write-offs, net	1,832,590	1,766,378
Sale of loan portfolio	0	0
Exchange differences and others	(9,896)	29,849
Acquisition of business	91,249
Balances at the end of the period	12,222,858	10,712,871	9,333,443
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	276,019
Transfer to Stage 2	(18,691)
Transfer to Stage 3	(80,991)
Transfer from Stage 2	90,915
Transfer from Stage 3	16,831
Transfers between classes of loans	1,491
Change in PDs, LGDs, EADs	57,927
New loans, liquidation and write-offs, net	(97,213)
Sale of loan portfolio	0
Exchange differences and others	(176)
Acquisition of business	2,243
Balances at the end of the period	248,355	276,019
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,920,204	1,764,494
Transfer to Stage 1	(527,363)	(453,760)
Transfer to Stage 3	(166,708)	(199,903)
Transfer from Stage 1	624,147	654,148
Transfer from Stage 3	22,807	24,345
Transfers between classes of loans	(1,261)	(802)
New loans, liquidation and write-offs, net	330,963	131,201
Sale of loan portfolio	0	0
Exchange differences and others	369	481
Acquisition of business	7,346
Balances at the end of the period	2,210,504	1,920,204	1,764,494
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	500,535
Transfer to Stage 1	(90,915)
Transfer to Stage 3	(43,031)
Transfer from Stage 1	18,691
Transfer from Stage 3	21,996
Transfers between classes of loans	(80)
Change in PDs, LGDs, EADs	257,845
New loans, liquidation and write-offs, net	(153,370)
Exchange differences and others	(19)
Acquisition of business	1,779
Balances at the end of the period	513,431	500,535
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	700,865	832,487
Transfer to Stage 1	(17,725)	(21,458)
Transfer to Stage 2	(22,807)	(24,345)
Transfer from Stage 1	307,297	203,805
Transfer from Stage 2	166,708	199,903
Transfers between classes of loans	448	(149)
New loans, liquidation and write-offs, net	(296,338)	(477,389)
Sale of loan portfolio	(5,220)	(13,843)
Exchange differences and others	(481)	1,854
Acquisition of business	15,903
Balances at the end of the period	848,650	700,865	832,487
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	609,275
Transfer to Stage 1	(16,831)
Transfer to Stage 2	(21,996)
Transfer from Stage 1	80,991
Transfer from Stage 2	43,031
Transfers between classes of loans	1,095
Change in PDs, LGDs, EADs	284,403
New loans, liquidation and write-offs, net	(255,086)
Sale of loan portfolio	(3,943)
Exchange differences and others	(30,628)
Acquisition of business	12,648
Balances at the end of the period	702,959	609,275
Consumer loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,385,829
Transfers between classes of loans	2,506
New loans and liquidation, net	275,924
Change in PDs, LGDs, EADs	600,175
Write-offs	(781,593)
Sale of loan portfolio	(3,943)
Exchange differences and others	(30,823)
Acquisition of business	16,670
Balances at the end of the period	1,464,745	1,385,829
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	13,333,940	11,930,424
Transfers between classes of loans	(18,413)	(35,015)
New loans and liquidation, net	2,658,012	2,168,138
Write-offs	(790,797)	(747,948)
Sale of loan portfolio	(5,220)	(13,843)
Exchange differences and others	(10,008)	32,184
Acquisition of business	114,498
Balances at the end of the period	S/ 15,282,012	S/ 13,333,940	S/ 11,930,424